Chartered-in Vessels - Estimated Future Minimum Rental Payments to be Received and Paid Under the Lease Contracts (Footnotes) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Operating Leased Assets [Line Items]
Deferred head lease receipts, unearned revenue	$ 30,108	$ 25,873
Teekay Tangguh Joint Venture
Operating Leased Assets [Line Items]
Head lease receipts	292,600
Sublease payments made	236,300
Deferred head lease receipts, unearned revenue	3,700	3,700
Deferred head lease receipts, long-term liabilities	$ 29,300	$ 33,000